Business Combinations	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combinations
3.	BUSINESS COMBINATIONS

Business Combinations in 2013:

Acquisition of 91 Wireless

On October 1, 2013, the Company acquired 100% of the outstanding ordinary shares of 91 Wireless Websoft Limited (“91 Wireless”), a leading Chinese mobile application marketplaces and mobile games operator, with which the Company expects to enhance its ability and market share in mobile online marketing business. The results of 91 Wireless’s operations have been included in the Company’s consolidated financial statements since October 1, 2013.

Among the total purchase consideration, US$1.83 billion was paid upon the consummation of the acquisition and US$10.00 million was deposited in an escrow account in case of any breach of the representations and warranties made upon the acquisition or indemnifiable loss incurred, if any, such as claims, damages or penalties. The escrowed amount will be released and transferred to the original shareholders after a period of 18 months from the acquisition date. The remaining of the consideration represents the settlement of the pre-existing relationships between the Company and 91 Wireless, which was insignificant.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of October 1, 2013, the date of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	11,196,235	1,849,486

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	483,341	79,842
Intangible assets, net	1,146,300	189,355
Deferred tax liabilities, noncurrent	(278,346)	(45,979)
Goodwill	9,844,940	1,626,268

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and estimated useful life to those intangible assets: a user list of RMB359.80 million (US$59.43 million) with a useful life of 3.3 years, customer relationships of RMB302.00 million (US$49.89 million) with a useful life of 3.3 years, trademarks of RMB289.00 million (US$47.74 million) with a useful life of 10.0 years, software of RMB114.10 million (US$18.85 million) with a useful life of 5.3 years, and developer relationships of RMB81.4 million (US$13.45 million) with a useful life of 2.3 years.

Goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition. The synergies mainly come from the enhancement of the Company’s leading position on the rapidly emerging mobile area, especially the distribution of applications for mobile devices, which could better promote the Company’s products, reduce costs and expenses by sharing the infrastructure, distribution channel and common research and development results, and further foster an ecosystem with better user experience for mobile products, stronger user loyalty, and greater value for both customers and developers that enhance the Company’s monetization ability on the emerging mobile markets.

The Company recognized RMB16.70 million (US$2.76 million) of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2013.

The amount of revenue and net income of 91 Wireless included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2013 were RMB259.84 million (US$42.92 million) and RMB27.84 million (US$4.60 million), respectively.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2012 and 2013 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Pro forma consolidated statements of comprehensive income

	For the years ended December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Revenue	22,611,444	32,578,828	5,381,639
Net income attributable to Baidu, Inc.	10,285,828	10,557,846	1,744,032

These amounts have been derived after applying the Company’s accounting policies and adjusting the results of 91 Wireless to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2012.

Other acquisitions

The Company also completed other business combinations during 2013, which the Company expects to complement its existing business and achieve significant synergies. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	3,865,378	638,514

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	467,159	77,169
Intangible assets, net	796,415	131,558
Deferred tax liabilities, noncurrent	(112,233)	(18,540)
Noncontrolling interests	(427,813)	(70,670)
Goodwill	3,141,850	518,997

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.

The Company is unable to ascertain the acquisition date fair value of certain assets acquired and liabilities assumed and the associated adjustments necessary to complete the purchase price allocation disclosures for one of the acquisitions. As a result, the accounting for the business combination is incomplete as of the date when the financial statements are issued. The financial statements reflected provisional amounts used to record the transaction. As information subsequently becomes available, such provisional amounts shall be retrospectively adjusted.

Either the results of operations since the respective acquisition dates or pro forma results of operations of these acquirees were not presented because the effects of these business combinations, individually and in the aggregate, were not material to the Company’s consolidated results of operations.

The valuations used in the purchase price allocation for the acquisitions in 2013 were determined by the Company with the assistance of an independent third party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of noncontrolling interests are based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on EBITDA, (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

Business Combinations in 2012:

During the year ended December 31, 2012, the Company completed several business combinations, which the Company expects to complement its existing business and achieve significant synergies. The acquired entities were considered immaterial, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective date of acquisition:

RMB
(In thousands)

Purchase consideration	1,190,717

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	91,095
Intangible assets, net	664,380
Deferred tax liabilities, noncurrent	(72,222)
Noncontrolling interests	(32,507)
Redeemable noncontrolling interests	(100,101)
Pre-existing equity method investments	(817,951)
Goodwill	1,458,023

The aggregate purchase price allocation included the acquisitions of Qiyi.com Inc (“Qiyi”) and certain other acquirees. Qiyi and one of the other acquirees were equity method investees of the Company prior to their respective acquisitions. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing equity method investments or noncontrolling interests are based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on EBITDA, (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.

Either the results of operations since the acquisition dates or pro forma results of operations of the acquirees were not presented because the effects of these business combinations, individually and in the aggregate, were not material to the Company’s consolidated results of operations.

Business Combinations in 2011:

Acquisition of Qunar

On July 20, 2011, the Company acquired 62.01% of the equity interest of Qunar Cayman Islands Limited (“Qunar”), a leading provider of travel search products in China, with which the Company expects to achieve significant synergies. The results of Qunar’s operations have been included in the Company’s consolidated financial statements since July 20, 2011.

The total purchase consideration of US$300.28 million was paid in cash. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

RMB
(In thousands)

Purchase consideration	1,939,569

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	115,515
Intangible assets, net	711,570
Deferred tax liabilities, noncurrent	(136,856)
Noncontrolling interests	(102,922)
Redeemable noncontrolling interests	(942,004)
Goodwill	2,294,266

The redeemable noncontrolling interests were reclassified to permanent noncontrolling interests on November 1, 2013 when Qunar completed its initial public offering (“Qunar IPO”) in National Association of Securities Dealers Automated Quotations (“NASDAQ”) in the U.S. and the holders’ redemption rights terminated (Note 15).

Other acquisitions

The Company also completed other acquisitions during 2011, including an acquisition of a subsidiary and acquisitions of groups of operating assets, each of which met the definition of a business combination in accordance with ASC topic 805 (“ASC 805”), Business Combinations. These acquisitions were insignificant both individually and in aggregate.